As filed with the Securities and Exchange Commission on July 18, 2008

Securities Act File No. 333-143505
Investment Company Act File No. 811-22075

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post Effective Amendment No. 7
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8

(Check appropriate box or boxes)

Morgan Stanley Series Funds
(a Massachusetts business trust)
(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York  10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code:  (800) 869-6397

Amy R. Doberman, Esq.
522 Fifth Avenue
New York, New York  10036
(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this

registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to Paragraph (b) of Rule 485.
On August 1, 2008 pursuant to Paragraph (b) of Rule 485.
60 days after filing pursuant to Paragraph (a)(1) of Rule 485.
On [date] pursuant to Paragraph (a) of Rule 485.
75 days after filing pursuant to Paragraph (a)(2) of Rule 485.
On [date] pursuant to Paragraph (a) of Rule 485.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 4 to its Registration Statement until August 1, 2008.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and No. 5 under the Investment Company Act of 1940, filed on May 6, 2008, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 18th day of July, 2008.

MORGAN STANLEY SERIES FUNDS

By:  /s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
(1) Principal Executive Officer
/s/ Ronald E. Robison	President and Principal Executive Officer	July 18, 2008
Ronald E. Robison
(2) Principal Financial Officer
/s/ Francis J. Smith	Chief Financial Officer	July 18, 2008
Francis J. Smith
(3) Majority of the Trustees
James F. Higgins

/s/ Stefanie V. Chang Yu
Stefanie V. Chang Yu		July 18, 2008
Attorney-in-Fact

Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent (Chairman)
Manuel H. Johnson	W. Allen Reed
Fergus Reid
/s/ Susan Penry-Williams		July 18, 2008
Susan Penry-Williams
Attorney-in-Fact

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